RESTRICTED NET ASSETS OR PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2022
RESTRICTED NET ASSETS OR PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
RESTRICTED NET ASSETS OR PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

NOTE 17 – RESTRICTED NET ASSETS OR PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Schedule I of Article 5-04 of Regulation S-X requires the condensed financial information of the Parent Company to be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of this test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of its consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the Parent Company in the form of loans, advances, or cash dividends without the consent of a third party.

As of December 31, 2022, the Company’s major operations were conducted through its PRC subsidiary and VIE, which can only pay dividends out of their retained earnings determined in accordance with the accounting standards and regulations in the PRC and after they have met the PRC requirements for appropriation to statutory reserve. In addition, a majority of the Company’s businesses and assets are denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents, and signed contracts. These currency exchange control procedures imposed by the PRC government authorities may restrict the ability of the Company’s PRC subsidiary to transfer their net assets to MDJM LTD (the “Parent Company”) through loans, advances, or cash dividends.

With the Company’s operation and investment turned to the UK market via subsidiaries located in the UK, the net assets located out of PRC amounted to $4,358,441, or 89%, to consolidated net assets. The net assets located outside of the PRC are not considered as restricted assets. The amount of restricted net assets located in the PRC subsidiary decreased to approximately $478,346, as of December 31, 2022 (the most recently completed fiscal year), which was equivalent to 10% of the consolidated net assets as of December 31, 2022. Accordingly, the Parent Company’s condensed financial statements are not prepared in accordance with Rule 5-04 and Rule 12-04 of SEC Regulation S-X.